RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
EBP Japan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Association, through the Plan, held 943,306 and 994,167 ordinary shares of The Procter & Gamble Company with a cost of ¥21.77 billion ($134.1 million) and ¥26.31 billion ($182.5 million), as of June 30, 2026 and 2025, respectively. For the years ended June 30, 2026, 2025 and 2024, dividend income of ¥463.14 million, ¥447.91 million and ¥459.31 million, respectively, are reported in the Statements of Comprehensive Income and Changes in Plan Equity.
During the years ended June 30, 2026, 2025 and 2024, contributions amounting to ¥199.07 million, ¥212.71 million, and ¥216.18 million, respectively, were received from the Companies.